Debt - Schedule of Company's Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total long-term debt	$ 4,712	$ 4,842
Less due within one year	27	708
Total long term non current debt	4,685	4,134
1.500% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	703	620
5.050% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	398	397
4.800% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	327	311
2.450% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	747	746
4.950% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	254	242
3.625% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	668
4.375% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	642	566
5.500% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	496	496
5.875% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	396
4.150% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt		649
5.980% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt		299
Bank Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	75	506
Government Loans [Member]
Debt Instrument [Line Items]
Total long-term debt	6	6
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 0	$ 4